Short-term Borrowings and Long-term Debt (Components of Long-term Debt) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2017	Mar. 31, 2016
Debt Instrument [Line Items]
Total, before debt issuance costs		¥ 27,756,901	¥ 21,972,077
Debt issuance cost		(13,458)	(12,941)
Total, after debt issuance costs		27,743,443	21,959,136
MUFG [Member]
Debt Instrument [Line Items]
Obligation under capital leases		15	35
Total, before debt issuance costs		3,702,240	1,839,799
MUFG [Member] | Unsubordinated Debt [Member]
Debt Instrument [Line Items]
Long-term debt		1,558,303	560,457
MUFG [Member] | Unsubordinated Debt [Member] | Fixed Rate Bonds I [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 1,265,620	516,624
Payable, currency		US dollars
Maturity date range, Start		2021
Maturity date range, End		2027
MUFG [Member] | Unsubordinated Debt [Member] | Fixed Rate Bonds I [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		2.19%
MUFG [Member] | Unsubordinated Debt [Member] | Fixed Rate Bonds I [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		3.85%
MUFG [Member] | Unsubordinated Debt [Member] | Fixed Rate Bonds II [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 23,958
Payable, currency		Euro
Maturity date		2021
Interest rate, stated percentage		0.40%
MUFG [Member] | Unsubordinated Debt [Member] | Floating Rate Bonds I [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 268,725	43,833
Payable, currency		US dollars
Maturity date range, Start		2021
Maturity date range, End		2022
MUFG [Member] | Unsubordinated Debt [Member] | Floating Rate Bonds I [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		1.97%
MUFG [Member] | Unsubordinated Debt [Member] | Floating Rate Bonds I [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		2.93%
MUFG [Member] | Subordinated Debt [Member]
Debt Instrument [Line Items]
Long-term debt		¥ 2,143,922	1,279,307
MUFG [Member] | Subordinated Debt [Member] | Fixed Rate Bonds I [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 412,783	107,800
Payable, currency		Japanese yen
Maturity date range, Start		2024
Maturity date range, End		2030
MUFG [Member] | Subordinated Debt [Member] | Fixed Rate Bonds I [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		0.30%
MUFG [Member] | Subordinated Debt [Member] | Fixed Rate Bonds I [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		1.39%
MUFG [Member] | Subordinated Debt [Member] | Adjustable Rate Bonds I [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 426,838	324,804
Payable, currency		Japanese yen
Maturity date range, Start		2024
Maturity date range, End		2027
MUFG [Member] | Subordinated Debt [Member] | Adjustable Rate Bonds I [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		0.35%
MUFG [Member] | Subordinated Debt [Member] | Adjustable Rate Bonds I [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		0.66%
MUFG [Member] | Subordinated Debt [Member] | Adjustable Rate Bonds II [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 1,229,282	801,377
Payable, currency		Japanese yen
Maturity date		no stated maturity
MUFG [Member] | Subordinated Debt [Member] | Adjustable Rate Bonds II [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		1.14%
MUFG [Member] | Subordinated Debt [Member] | Adjustable Rate Bonds II [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		4.42%
MUFG [Member] | Subordinated Debt [Member] | Adjustable Rate Borrowings I [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 16,000	16,000
Payable, currency		Japanese yen
Maturity date		2025
Interest rate, stated percentage		0.50%
MUFG [Member] | Subordinated Debt [Member] | Adjustable Rate Borrowings II [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 1,500	1,500
Payable, currency		Japanese yen
Maturity date		no stated maturity
MUFG [Member] | Subordinated Debt [Member] | Adjustable Rate Borrowings II [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		3.42%
MUFG [Member] | Subordinated Debt [Member] | Adjustable Rate Borrowings II [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		4.78%
MUFG [Member] | Subordinated Debt [Member] | Adjustable Rate Borrowings III [Member]
Debt Instrument [Line Items]
Long-term debt	[1]		¥ 563
Payable, currency			US dollars
Maturity date			no stated maturity
Interest rate, stated percentage			6.25%
MUFG [Member] | Subordinated Debt [Member] | Adjustable Rate Borrowings IV [Member]
Debt Instrument [Line Items]
Long-term debt	[1]		¥ 1,277
Payable, currency			Euro
Maturity date			no stated maturity
MUFG [Member] | Subordinated Debt [Member] | Adjustable Rate Borrowings IV [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage			4.75%
MUFG [Member] | Subordinated Debt [Member] | Adjustable Rate Borrowings IV [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage			5.17%
MUFG [Member] | Subordinated Debt [Member] | Adjustable Rate Borrowings V [Member]
Debt Instrument [Line Items]
Long-term debt	[1],[2]		¥ 486
Payable, currency			other currencies excluding Japanese yen, US dollars, Euro
Maturity date			no stated maturity
Interest rate, stated percentage			6.20%
MUFG [Member] | Subordinated Debt [Member] | Floating Rate Bonds I [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 3,500	¥ 3,500
Payable, currency		Japanese yen
Maturity date		no stated maturity
Interest rate, stated percentage		3.02%
MUFG [Member] | Subordinated Debt [Member] | Floating Rate Borrowings I [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 53,000	22,000
Payable, currency		Japanese yen
Maturity date range, Start		2025
Maturity date range, End		2026
MUFG [Member] | Subordinated Debt [Member] | Floating Rate Borrowings I [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		0.58%
MUFG [Member] | Subordinated Debt [Member] | Floating Rate Borrowings I [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		0.79%
MUFG [Member] | Subordinated Debt [Member] | Floating Rate Borrowings II [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 599
Payable, currency		Euro
Maturity date		no stated maturity
Interest rate, stated percentage		1.73%
MUFG [Member] | Subordinated Debt [Member] | Floating Rate Borrowings III [Member]
Debt Instrument [Line Items]
Long-term debt	[1],[2]	¥ 420
Payable, currency		other currencies excluding Japanese yen, US dollars, Euro
Maturity date		no stated maturity
Interest rate, stated percentage		2.49%
BTMU [Member]
Debt Instrument [Line Items]
Obligation under capital leases		¥ 7,310	6,904
Total, before debt issuance costs		17,720,103	14,076,587
BTMU [Member] | Obligations under Sale-and-leaseback Transactions [Member]
Debt Instrument [Line Items]
Long-term debt		43,032	44,153
BTMU [Member] | Unsubordinated Debt [Member]
Debt Instrument [Line Items]
Long-term debt		13,714,963	9,227,694
BTMU [Member] | Unsubordinated Debt [Member] | Fixed Rate Bonds I [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 472,300	735,400
Payable, currency		Japanese yen
Maturity date range, Start		2017
Maturity date range, End		2027
BTMU [Member] | Unsubordinated Debt [Member] | Fixed Rate Bonds I [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		0.15%
BTMU [Member] | Unsubordinated Debt [Member] | Fixed Rate Bonds I [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		2.69%
BTMU [Member] | Unsubordinated Debt [Member] | Fixed Rate Bonds II [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 1,761,868	1,976,006
Payable, currency		US dollars
Maturity date range, Start		2017
Maturity date range, End		2047
BTMU [Member] | Unsubordinated Debt [Member] | Fixed Rate Bonds II [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		0.00%
BTMU [Member] | Unsubordinated Debt [Member] | Fixed Rate Bonds II [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		4.70%
BTMU [Member] | Unsubordinated Debt [Member] | Fixed Rate Bonds III [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 92,708	95,352
Payable, currency		Euro
Maturity date range, Start		2022
Maturity date range, End		2036
BTMU [Member] | Unsubordinated Debt [Member] | Fixed Rate Bonds III [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		0.88%
BTMU [Member] | Unsubordinated Debt [Member] | Fixed Rate Bonds III [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		2.00%
BTMU [Member] | Unsubordinated Debt [Member] | Fixed Rate Bonds IV [Member]
Debt Instrument [Line Items]
Long-term debt	[1],[2]	¥ 23,550	21,612
Payable, currency		other currencies excluding Japanese yen, US dollars, Euro
Maturity date range, Start		2017
Maturity date range, End		2047
BTMU [Member] | Unsubordinated Debt [Member] | Fixed Rate Bonds IV [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		0.00%
BTMU [Member] | Unsubordinated Debt [Member] | Fixed Rate Bonds IV [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		4.05%
BTMU [Member] | Unsubordinated Debt [Member] | Fixed Rate Borrowings I [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 10,064,790	5,021,001
Payable, currency		Japanese yen
Maturity date range, Start		2017
Maturity date range, End		2028
BTMU [Member] | Unsubordinated Debt [Member] | Fixed Rate Borrowings I [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		0.00%
BTMU [Member] | Unsubordinated Debt [Member] | Fixed Rate Borrowings I [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		0.25%
BTMU [Member] | Unsubordinated Debt [Member] | Fixed Rate Borrowings II [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 124	208
Payable, currency		US dollars
Maturity date		2018
Interest rate, stated percentage		7.49%
BTMU [Member] | Unsubordinated Debt [Member] | Fixed Rate Borrowings III [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 479	73,562
Payable, currency		Euro
Maturity date		2026
Interest rate, stated percentage		0.00%
BTMU [Member] | Unsubordinated Debt [Member] | Adjustable Rate Bonds I [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 1,122	1,127
Payable, currency		US dollars
Maturity date		2030
Interest rate, stated percentage		3.00%
BTMU [Member] | Unsubordinated Debt [Member] | Floating Rate Bonds I [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 145,847	337,916
Payable, currency		US dollars
Maturity date range, Start		2017
Maturity date range, End		2018
BTMU [Member] | Unsubordinated Debt [Member] | Floating Rate Bonds I [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		1.42%
BTMU [Member] | Unsubordinated Debt [Member] | Floating Rate Bonds I [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		2.14%
BTMU [Member] | Unsubordinated Debt [Member] | Floating Rate Bonds II [Member]
Debt Instrument [Line Items]
Long-term debt	[1],[2]	¥ 55,796	55,629
Payable, currency		other currencies excluding Japanese yen, US dollars
Maturity date		2017
Interest rate, stated percentage		2.90%
BTMU [Member] | Unsubordinated Debt [Member] | Floating Rate Borrowings I [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 1,075,494	895,768
Payable, currency		US dollars
Maturity date range, Start		2017
Maturity date range, End		2031
BTMU [Member] | Unsubordinated Debt [Member] | Floating Rate Borrowings I [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		1.18%
BTMU [Member] | Unsubordinated Debt [Member] | Floating Rate Borrowings I [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		1.88%
BTMU [Member] | Unsubordinated Debt [Member] | Floating Rate Borrowings II [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 20,885	14,113
Payable, currency		Euro
Maturity date range, Start		2021
Maturity date range, End		2022
BTMU [Member] | Unsubordinated Debt [Member] | Floating Rate Borrowings II [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		0.00%
BTMU [Member] | Unsubordinated Debt [Member] | Floating Rate Borrowings II [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		0.06%
BTMU [Member] | Subordinated Debt [Member]
Debt Instrument [Line Items]
Long-term debt		¥ 1,737,173	2,650,038
BTMU [Member] | Subordinated Debt [Member] | Fixed Rate Bonds I [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 706,677	1,064,330
Payable, currency		Japanese yen
Maturity date range, Start		2017
Maturity date range, End		2031
BTMU [Member] | Subordinated Debt [Member] | Fixed Rate Bonds I [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		0.93%
BTMU [Member] | Subordinated Debt [Member] | Fixed Rate Bonds I [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		2.91%
BTMU [Member] | Subordinated Debt [Member] | Fixed Rate Borrowings I [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 230,400	230,400
Payable, currency		Japanese yen
Maturity date range, Start		2022
Maturity date range, End		2035
BTMU [Member] | Subordinated Debt [Member] | Fixed Rate Borrowings I [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		0.39%
BTMU [Member] | Subordinated Debt [Member] | Fixed Rate Borrowings I [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		2.24%
BTMU [Member] | Subordinated Debt [Member] | Adjustable Rate Borrowings I [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 129,000	156,300
Payable, currency		Japanese yen
Maturity date range, Start		2017
Maturity date range, End		2028
BTMU [Member] | Subordinated Debt [Member] | Adjustable Rate Borrowings I [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		0.11%
BTMU [Member] | Subordinated Debt [Member] | Adjustable Rate Borrowings I [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		2.86%
BTMU [Member] | Subordinated Debt [Member] | Adjustable Rate Borrowings II [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 651,000	656,000
Payable, currency		Japanese yen
Maturity date		no stated maturity
BTMU [Member] | Subordinated Debt [Member] | Adjustable Rate Borrowings II [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		1.81%
BTMU [Member] | Subordinated Debt [Member] | Adjustable Rate Borrowings II [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		4.78%
BTMU [Member] | Subordinated Debt [Member] | Adjustable Rate Borrowings III [Member]
Debt Instrument [Line Items]
Long-term debt	[1]		¥ 264,798
Payable, currency			US dollars
Maturity date			no stated maturity
Interest rate, stated percentage			6.25%
BTMU [Member] | Subordinated Debt [Member] | Adjustable Rate Borrowings IV [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 2,995	¥ 167,925
Payable, currency		Euro
Maturity date		no stated maturity
Interest rate, stated percentage		1.73%
BTMU [Member] | Subordinated Debt [Member] | Adjustable Rate Borrowings V [Member]
Debt Instrument [Line Items]
Long-term debt	[1],[2]	¥ 2,101	91,485
Payable, currency		other currencies excluding Japanese yen, US dollars, Euro
Maturity date		no stated maturity
Interest rate, stated percentage		2.49%
BTMU [Member] | Subordinated Debt [Member] | Floating Rate Borrowings I [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 15,000	18,800
Payable, currency		Japanese yen
Maturity date		2027
Interest rate, stated percentage		0.21%
BTMU [Member] | Obligations under Loan Securitization Transaction Accounted for as Secured Borrowings [Member]
Debt Instrument [Line Items]
Long-term debt		¥ 605,709	713,277
Maturity date range, Start		2017
Maturity date range, End		2076
BTMU [Member] | Obligations under Loan Securitization Transaction Accounted for as Secured Borrowings [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		0.17%
BTMU [Member] | Obligations under Loan Securitization Transaction Accounted for as Secured Borrowings [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		5.90%
BTMU [Member] | Payable under Repurchase Agreements [Member]
Debt Instrument [Line Items]
Long-term debt		¥ 1,611,916	1,434,521
Maturity date range, Start		2017
Maturity date range, End		2021
BTMU [Member] | Payable under Repurchase Agreements [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		1.14%
BTMU [Member] | Payable under Repurchase Agreements [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		1.78%
Other Subsidiaries [Member]
Debt Instrument [Line Items]
Obligation under capital leases		¥ 9,348	8,167
Total, before debt issuance costs		6,334,558	6,055,691
Other Subsidiaries [Member] | Unsubordinated Debt [Member]
Debt Instrument [Line Items]
Long-term debt		5,607,836	5,263,239
Other Subsidiaries [Member] | Unsubordinated Debt [Member] | Fixed Rate Borrowings, Bonds and Notes I [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 2,688,264	2,153,615
Payable, currency		Japanese yen
Maturity date range, Start		2017
Maturity date range, End		2041
Other Subsidiaries [Member] | Unsubordinated Debt [Member] | Fixed Rate Borrowings, Bonds and Notes I [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		0.00%
Other Subsidiaries [Member] | Unsubordinated Debt [Member] | Fixed Rate Borrowings, Bonds and Notes I [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		4.50%
Other Subsidiaries [Member] | Unsubordinated Debt [Member] | Fixed Rate Borrowings, Bonds and Notes II [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 952,937	1,145,182
Payable, currency		US dollars
Maturity date range, Start		2017
Maturity date range, End		2037
Other Subsidiaries [Member] | Unsubordinated Debt [Member] | Fixed Rate Borrowings, Bonds and Notes II [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		0.00%
Other Subsidiaries [Member] | Unsubordinated Debt [Member] | Fixed Rate Borrowings, Bonds and Notes II [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		13.05%
Other Subsidiaries [Member] | Unsubordinated Debt [Member] | Fixed Rate Borrowings, Bonds and Notes III [Member]
Debt Instrument [Line Items]
Long-term debt	[1],[2]	¥ 166,346	127,803
Payable, currency		other currencies excluding Japanese yen, US dollars, Euro, Thai baht
Maturity date range, Start		2017
Maturity date range, End		2037
Other Subsidiaries [Member] | Unsubordinated Debt [Member] | Fixed Rate Borrowings, Bonds and Notes III [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		0.50%
Other Subsidiaries [Member] | Unsubordinated Debt [Member] | Fixed Rate Borrowings, Bonds and Notes III [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		18.76%
Other Subsidiaries [Member] | Unsubordinated Debt [Member] | Fixed Rate Bonds and Notes I [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 1,079	1,161
Payable, currency		Euro
Maturity date		2020
Other Subsidiaries [Member] | Unsubordinated Debt [Member] | Fixed Rate Bonds and Notes I [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		1.23%
Other Subsidiaries [Member] | Unsubordinated Debt [Member] | Fixed Rate Bonds and Notes I [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		1.28%
Other Subsidiaries [Member] | Unsubordinated Debt [Member] | Fixed Rate Bonds and Notes II [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 308,804	165,711
Payable, currency		Thai baht
Maturity date range, Start		2017
Maturity date range, End		2023
Other Subsidiaries [Member] | Unsubordinated Debt [Member] | Fixed Rate Bonds and Notes II [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		0.01%
Other Subsidiaries [Member] | Unsubordinated Debt [Member] | Fixed Rate Bonds and Notes II [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		9.30%
Other Subsidiaries [Member] | Unsubordinated Debt [Member] | Floating/Adjustable Rate Borrowings Bonds and Notes I [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 1,269,910	1,389,154
Payable, currency		Japanese yen
Maturity date range, Start		2017
Maturity date range, End		2047
Other Subsidiaries [Member] | Unsubordinated Debt [Member] | Floating/Adjustable Rate Borrowings Bonds and Notes I [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		0.00%
Other Subsidiaries [Member] | Unsubordinated Debt [Member] | Floating/Adjustable Rate Borrowings Bonds and Notes I [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		14.50%
Other Subsidiaries [Member] | Unsubordinated Debt [Member] | Floating Rate Borrowings, Bonds and Notes I [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 217,469	277,514
Payable, currency		US dollars
Maturity date range, Start		2017
Maturity date range, End		2038
Other Subsidiaries [Member] | Unsubordinated Debt [Member] | Floating Rate Borrowings, Bonds and Notes I [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		0.00%
Other Subsidiaries [Member] | Unsubordinated Debt [Member] | Floating Rate Borrowings, Bonds and Notes I [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		25.00%
Other Subsidiaries [Member] | Unsubordinated Debt [Member] | Floating Rate Borrowings, Bonds and Notes II [Member]
Debt Instrument [Line Items]
Long-term debt	[1],[2]	¥ 2,761	2,542
Payable, currency		other currencies excluding Japanese yen, US dollars, Euro
Maturity date range, Start		2017
Maturity date range, End		2019
Other Subsidiaries [Member] | Unsubordinated Debt [Member] | Floating Rate Borrowings, Bonds and Notes II [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		1.38%
Other Subsidiaries [Member] | Unsubordinated Debt [Member] | Floating Rate Borrowings, Bonds and Notes II [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		2.05%
Other Subsidiaries [Member] | Unsubordinated Debt [Member] | Floating Rate Bonds and Notes I [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 266	557
Payable, currency		Euro
Maturity date		2018
Interest rate, stated percentage		1.00%
Other Subsidiaries [Member] | Subordinated Debt [Member]
Debt Instrument [Line Items]
Long-term debt		¥ 690,543	784,261
Other Subsidiaries [Member] | Subordinated Debt [Member] | Fixed Rate Borrowings, Bonds and Notes I [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 378,548	409,070
Payable, currency		Japanese yen
Maturity date range, Start		2017
Maturity date range, End		2030
Other Subsidiaries [Member] | Subordinated Debt [Member] | Fixed Rate Borrowings, Bonds and Notes I [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		0.65%
Other Subsidiaries [Member] | Subordinated Debt [Member] | Fixed Rate Borrowings, Bonds and Notes I [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		2.98%
Other Subsidiaries [Member] | Subordinated Debt [Member] | Fixed Rate Borrowings, Bonds and Notes II [Member]
Debt Instrument [Line Items]
Long-term debt	[1],[2]	¥ 6,847
Payable, currency		other currencies excluding Japanese yen, US dollars, Thai baht
Maturity date		2021
Interest rate, stated percentage		0.00%
Other Subsidiaries [Member] | Subordinated Debt [Member] | Fixed Rate Bonds and Notes I [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 1,710	84,737
Payable, currency		US dollars
Maturity date range, Start		2019
Maturity date range, End		2022
Other Subsidiaries [Member] | Subordinated Debt [Member] | Fixed Rate Bonds and Notes I [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		7.00%
Other Subsidiaries [Member] | Subordinated Debt [Member] | Fixed Rate Bonds and Notes I [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		10.85%
Other Subsidiaries [Member] | Subordinated Debt [Member] | Fixed Rate Bonds and Notes II [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 80,560	49,578
Payable, currency		Thai baht
Maturity date range, Start		2017
Maturity date range, End		2027
Other Subsidiaries [Member] | Subordinated Debt [Member] | Fixed Rate Bonds and Notes II [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		3.50%
Other Subsidiaries [Member] | Subordinated Debt [Member] | Fixed Rate Bonds and Notes II [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		4.70%
Other Subsidiaries [Member] | Subordinated Debt [Member] | Adjustable Rate Borrowings, Bonds and Notes I [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 104,500	104,500
Payable, currency		Japanese yen
Maturity date		no stated maturity
Interest rate, stated percentage		3.50%
Other Subsidiaries [Member] | Subordinated Debt [Member] | Floating Rate Borrowings, Bonds and Notes I [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 112,985	131,673
Payable, currency		Japanese yen
Maturity date range, Start		2017
Maturity date range, End		2021
Other Subsidiaries [Member] | Subordinated Debt [Member] | Floating Rate Borrowings, Bonds and Notes I [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		0.47%
Other Subsidiaries [Member] | Subordinated Debt [Member] | Floating Rate Borrowings, Bonds and Notes I [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		0.71%
Other Subsidiaries [Member] | Subordinated Debt [Member] | Floating Rate Borrowings, Bonds and Notes II [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	¥ 5,393	4,703
Payable, currency		US dollars
Maturity date range, Start		2019
Maturity date range, End		2036
Other Subsidiaries [Member] | Subordinated Debt [Member] | Floating Rate Borrowings, Bonds and Notes II [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		2.66%
Other Subsidiaries [Member] | Subordinated Debt [Member] | Floating Rate Borrowings, Bonds and Notes II [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		9.00%
Other Subsidiaries [Member] | Obligations under Loan Securitization Transaction Accounted for as Secured Borrowings [Member]
Debt Instrument [Line Items]
Long-term debt		¥ 26,831	¥ 24
Maturity date range, Start		2018
Maturity date range, End		2020
Other Subsidiaries [Member] | Obligations under Loan Securitization Transaction Accounted for as Secured Borrowings [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		0.23%
Other Subsidiaries [Member] | Obligations under Loan Securitization Transaction Accounted for as Secured Borrowings [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage		2.32%

[1]	Adjustable rate debts are debts where interest rates are reset in accordance with the terms of the debt agreements, and floating rate debts are debts where interest rates are repriced in accordance with movements of markets indices.
[2]	Minor currencies, such as Australian dollars, British pounds, Indonesian rupiah, Brazilian real, Russian ruble, etc, have been summarized into the "other currencies" classification.